Share-Based Payment - Schedule of Fair Value of the Options Granted (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Options Granted [Line Items]
Price per share			₪ 1.477
Exercise price			₪ 1.639
Expected volatility (%)	119.85%		46.00%
Expected term (in years)	6 years 3 months	6 years 3 months	10 years
Risk-free interest (%)	4.50%	4.50%	2.97%
Expected dividend rate (%)
Bottom of Range [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Price per share	₪ 0.22	₪ 0.87
Exercise price	0.258	₪ 0.93
Expected volatility (%)		112.28%
Top of Range [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Price per share	0.93	₪ 1.05
Exercise price	₪ 0.837	₪ 1.09
Expected volatility (%)		116.03%